INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 7   -   INCOME TAXES

A.	The Company Check-Cap Ltd. is taxed according to Israeli tax laws:

1.	Corporate tax rates in Israel The Israeli corporate tax rate was 24% in year 2017 and 23% in years 2018, 2019 and onwards.

2.
The Law for the Encouragement of Capital Investments, 1959 (the "Investments Law")

Under the Investments Law, including Amendment No. 60 to the Investments Law as published in April 2005, by virtue of the "Approved Enterprise" or "Benefited Enterprise" status, the Company is entitled to various tax benefits as follows:

a)
Reduced tax rates

The Company has one Benefited Enterprise program under the Investments Law, which entitles it to certain tax benefits with respect to income to be derived from the Company's Benefited Enterprise. During the benefits period, taxable income from its Benefited Enterprise program (once generated) will be tax exempt for a period of ten years commencing with the year the Company will first earn taxable income relating to such enterprise. The Company chose 2010 as the year of election (the "Year of Election"). Due to the location of the Company's offices, the Company believes it is entitled to a 10 year benefit period, subject to a 14 year limitation from the Year of Election, and therefore, the tax benefit period will, in any event, end in 2023.

b)	Conditions for entitlement to the benefits The benefits available to a Benefited Enterprise are subject to the fulfillment of conditions stipulated in the Investment Law and its regulations.

c)
Amendment of the Law for the Encouragement of Capital Investments, 1959.

The Investments Law was amended as part of the Economic Policy Law for the years 2011-2012, which was passed by the Israeli Knesset on December 29, 2010 (the "Capital Investments Law Amendment").

The Capital Investments Law Amendment set alternative benefit tracks to those in effect prior to such amendment under the provisions of the Investments Law.

The benefits granted to the Benefited Enterprises will be unlimited in time, unlike the benefits granted to special Benefited Enterprises, which will be limited for a 10-year period. The benefits shall be granted to companies that will qualify under criteria set forth in the law; for the most part, those criteria are similar to the criteria that were set forth in the Investments Law prior to its amendment.

Under the transitional provisions of the Investments Law, the Company is entitled to take advantage of the tax benefits available under the Investments Law prior to its amendment until the end of the benefits period, as defined in the Investments Law. The Company was entitled to set the "year of election" no later than tax year 2012, provided that the minimum qualifying investment was made not later than the end of 2010. On each year during the benefits period, the Company will be able to elect that the Investments Amendment applies to the Company, thereby making the tax rates described above available to the Company. An election to have the Capital Investments Amendment apply is irrecoverable. The Company elected not to have the Capital Investments Amendment apply to the Company.

On December 22, 2016, the Knesset approved the 2017-2018 State budget, which includes amendment number 73 to the law for the Encouragement of Capital Investments. The amendment includes:

Adoption of tax benefits for high-tech preferred enterprises, based on the provisions and rules adopted by the Organization for Cooperation and Economic Development, creating new tax tracks of 7.5% for Development Area A and 12% for the rest of the country.

Reduction of corporate tax rate for all preferred enterprises from 9% to 7.5%.

Lowering the threshold for the conditions that were previously set in order to enter the track of a "special preferred enterprise" for very big enterprises entitled to a reduced tax rate of 5% in Area A or 8% in the rest of the country.

Updating the definitions of preferred income, preferred enterprise, etc.

In accordance with the Income Tax Ordinance, as of December 31, 2019, all of Check-Cap Ltd.'s tax assessments through tax year 2014 are considered final.

B.
Check-Cap U.S. Inc.

Check-Cap U.S. Inc. is taxed according to U.S. tax laws at a rate of 21%.

Check-Cap U.S. Inc. did not have any net operating loss or “NOL” carry-forwards as of December 31, 2019 and 2018.

In December 2017, the Tax Cut and Jobs Act (the “Act”) was signed into law, which enacted significant changes to U.S. federal corporate tax and related laws. Some of the provisions of the Act affecting corporations include, but are not limited to: (i) a reduction of the U.S. federal corporate income tax rate from 35% to 21%; (ii) limiting the interest expense deduction; (iii) expensing of cost of acquired qualified property; and (iv) elimination of the domestic production activities deduction. The Act did not have an impact on the financial results and position of the Company.

C.
Deferred income taxes

In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. Based on the Company's history of losses, the Company established a full valuation allowance on its net-operating loss carryforwards.

	December 31,
	2 0 1 9	2 0 1 8

Carry-forward tax losses	16,519	12,525
Less valuation allowance	(16,519)	(12,525)
	-	-

D.
Reconciliation of the theoretical tax expense to actual tax expense

The main reconciling item between the statutory tax rate of the Company and the effective rate is the provision of full valuation allowance in respect of tax benefits from carry forward tax losses due to the uncertainty of the realization of such tax benefits (see above).